CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018		Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Consolidated statements of comprehensive income [Abstrct]
Net income	$ 1,476		$ 1,712		$ 1,220		$ 3,188	$ 2,506	$ 7,538
Actuarial gains (losses) on defined benefit pension plans	53		120		194		173	(32)	(110)
Income tax effect on income and expenses recognised in OCI	(11)	[1]	(25)	[1]	(48)	[1]	(36)	9	22 [1]
Items that will not be reclassified to the Consolidated statement of income	43		94		146		137	(22)	(88)
Currency translation adjustments	148		324		(1,396)		472	(176)	(1,652)
Net gains/(losses) from available for sale financial assets	0		0		0		0	64	64
Share of OCI from equity accounted investments	(15)		2		(1)		(13)	(6)	(5)
Items that may be subsequently reclassified to the Consolidated statement of income	133		326		(1,398)		459	(119)	(1,593)
Other comprehensive income	176		420		(1,252)		596	(142)	(1,681)
Total comprehensive income	1,651		2,132		(31)		3,783	2,364	5,857
Attributable to the equity holders of the company	1,651		2,131		(33)		3,782	2,362	5,855
Attributable to non-controlling interests	$ 0		$ 1		$ 1		$ 1	$ 2	$ 3

[1]	1) Other comprehensive income (OCI)